Property, Plant and Equipment	12 Months Ended
Dec. 31, 2025
Property, Plant, and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 6 – PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment as of December 31, 2025 and 2024 consisted of the following:

	2025	2024
Machinery and equipment	$3,152,265	$2,240,129
Transportation vehicles	466,386	443,390
Electronic devices	172,923	138,951
Office furniture and equipment	94,652	88,050
Construction in progress	3,932,974	216,468
Building	1,611,858	754,321
Total property plant and equipment, at cost	9,431,058	3,881,309
Less: accumulated depreciation	(2,328,503)	(1,724,095)
Property, plant and equipment, net	$7,102,555	$2,157,214

Additions to property and equipment for the years ended December 31, 2025 and 2024 were $5,239,108 and $715,202, respectively. Disposals during these periods were $4,947 and $0, respectively.

Depreciation expenses were $519,185, $426,275, and $385,666 for the years ended December 31, 2025, 2024, and 2023, respectively.

The depreciation expenses included in the cost of sales during the years ended December 31, 2025, 2024, and 2023 were $357,058, $261,090, and $243,284, respectively.